May 12, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 156 under the Securities Act of 1933 and Amendment No. 158 under Investment Company Act of 1940 File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 156 to its Registration Statement on Form N-1A (Amendment No. 158 under the 1940 Act), including exhibits, relating to the Class I shares of the ASTON/Montag & Caldwell Mid Cap Growth Fund.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making non-material changes.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Very truly yours, /s/ Jacob C. Tiedt Jacob C. Tiedt

Enclosure

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